Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 8 – Shareholders’ Equity:

A.	Initial public offering (the “IPO”)

On July 31, 2023, the Company closed an initial public offering of its ordinary shares (the “IPO”). The Company issued and sold 1,950,000 ordinary shares pursuant to which it received gross proceeds of approximately $7.8 million.

B.	Private investment

On October 30, 2023, the Company raised gross proceeds of approximately $5.1 million in a private investment in public equity transaction (the “PIPE”). The Company issued and sold 1,136,364 ordinary shares and issued 3,500,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $5.1 million. In addition, the Company issued an aggregate of 4,636,364 and 140,373, series A warrants and series B warrants, respectively, to purchase ordinary shares.

During 2023, certain warrant holders exercised 2,894,548 pre-funded warrants and 8,257 series B warrants via a cashless exercise mechanism for which investors received 2,876,957 and 8,217 ordinary shares, respectively.

During January and February 2024, certain warrant holders exercised 605,452 pre-funded warrants and 132,116 series B warrants on a cashless basis into 601,367 ordinary shares and 131,249 ordinary shares, respectively.

During December 2024, certain warrant holders exercised 1,654,546 series A warrants into 1,654,546 ordinary shares accordingly. As a result of such exercise, the Company received approximately $1.8 million.

As of December 31, 2024, the pre-funded warrants and series B warrants have been exercised in full.

During January 2025, certain warrant holders exercised 1,144,357 series A warrants into 1,144,357 ordinary shares accordingly. As a result of such exercise, the Company received approximately $1.2 million.

As of June 30, 2025, there were 1,837,461 series A warrants outstanding.

C.	Form F-3 (the “Form F-3”)
On August 9, 2024, the Company filed a Shelf Registration Statement on Form F-3 (the “Form F-3”) with the SEC for the registration under the Securities Act of 1933, as amended, of such indeterminate number of ordinary shares, warrants to purchase ordinary shares, and units, in one or more offerings for an aggregate initial offering price of up to $50,000,000 on Form F-3. The Form F-3 was declared effective by the SEC on August 16, 2024.
D.	Registered direct offering - February 13, 2025

On February 13, 2025, the Company closed a registered direct offering utilizing the Form F-3. The Company issued and sold 2,518,182 ordinary shares and issued 300,000 pre-funded warrants, each to purchase one ordinary share, pursuant to which the Company received gross proceeds of approximately $3.1 million. The pre-funded warrants were exercised in full during the six month ended June 30, 2025.

E.	Equity Warrants

During April 2024, certain consultants exercised 359,020 warrants via a cashless exercise mechanism for which they received 355,974 ordinary shares.

As of June 30,2025, the remaining outstanding equity warrants (excluding series A warrants) are summarized in the table below:

Issuance date	In connection with	Expiry date	No. of warrants issued	Exercise price per ordinary share	No. of Ordinary shares underlying warrants
2022	Delta Drone Warrants*	90 days after the earlier of (i) February 2, 2027 and (ii) such time that the Ordinary Shares have a one calendar month that is at least 50% greater than the per share price	111,261	$4.00	111,261
2023	IPO Underwriter Warrants	July 30, 2028	97,500	$5.00	97,500
2023	IPO Consultant Warrants	September 19, 2028	144,606	$1.275	144,606

*	Warrants issued as part of the Delta Drone transaction with the Former Parent Company and upon the IPO completion.

F.	Stock-based Compensation

The Company’s Global Share Incentive Plan (2022) (the “Plan”) was adopted by Company’s Board of Directors (the “Board”) on March 28, 2022. The Plan provides for the grant of options to purchase ordinary shares, restricted share units representing ordinary shares and ordinary shares (collectively, the “Awards”) to the Company’s employees, officers, directors, advisors and consultants in order to promote a close identity of interests between those individuals and us.

On February 19, 2025 the Company’s pool of shares under the Plan was increased by 2,500,000 ordinary shares. As of June 30, 2025, the total number of ordinary shares reserved for issuance under the Plan was 3,110,156 ordinary shares and 943,910 ordinary shares remain available for future awards under the Plan. Ordinary shares subject to Awards granted under the Plan that expire, are forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the Plan.

For the six months ended June 30, 2025, the Board approved the grant of an aggregate of 102,892 options to purchase ordinary shares to an employee of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The average exercise price of the options is $1.738 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $106,908 calculated using the Black Scholes option pricing model

A summary of the stock option activity for the six months ended June 30, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2024	518,320	$1.275
Granted	102,892	$1.738
Forfeited	15,131	$1.275
Options outstanding as of June 30, 2025	606,081	$1.35
Options exercisable as of June 30, 2025	21,183	$1.275

As of June 30, 2025, the Company had 584,898 unvested options, the weighted-average remaining contractual life of the outstanding options was 3.7 years.

As of June 30, 2025, the unrecognized compensation cost related to all unvested options of $344,823. The intrinsic value of the options expected to vest as of June 30, 2025 was $0.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023 - 2025. The following assumptions were applied in determining the options’ fair value on their grant date:

	2025	2024
Risk-free interest rate	3.98% -4.37%	$3.9% -4.11%
Expected option term (years)	2.6 - 3.78	$3.8 - 5
Expected share price volatility	95.9% - 98%	77.3% -84.3%
Dividend yield	-	-

G.	Restricted Share Units Grant

On February 19, 2025, the Board resolved to approve the grant of an aggregate of 1,560,165 RSUs to certain officers, directors and consultants, subject to their continued engagement with the Company. The grant of the RSUs was made under and in accordance with the Plan and within, with the exception of the grant to the Company’s non-executive directors and the limitations set by the Company’s Compensation Policy. On March 27, 2025, the Company’s shareholders approved the grant of an aggregate of 587,286 RSUs (which are part of the 1,560,165 RSUs approved on February 19, 2025 by the Board) to the Company’s chief executive officer and the directors of the Company, subject to their continued engagement with the Company, as required under the Israeli Companies Law, 5759-1999 and the regulations promulgated thereunder.

The Company calculates the fair value of RSUs based on the fair value on the closing trading price of the underlying shares at the date of grant. Each RSU vests based on continued service to the Company, between 12 – 36 months. The grant date fair value of the award is recognized as stock-based compensation expense over the requisite service period.

The fair value of this grant was $1,631,411, As of June 30, 2025, the unrecognized compensation cost related to all unvested RSUs was $1,179,811

A summary of the RSUs activity for the six months ended June 30, 2025 is as follows:

	Amount of RSUs	Weighted Average Grant date Fair Value per Share
Outstanding as of December 31, 2024	-	$-
Granted	1,560,165	$1.045
Forfeited	-	$-
Vested	283,999	$0.95
Unvested and Outstanding as of June 30, 2025	1,276,166	$1.25